Investments - Available For Sale Short Term Investments by Major Security Type (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost Total	$ 49,390
Unrealized gains / (losses)	240
Fair Value Total	49,630
Maturity by period, less than 1 year	36,330
Maturity by period, 1 to 5 years	13,300
US government debt securities
Debt Securities, Available-for-sale [Line Items]
Cost Total	14,910
Unrealized gains / (losses)	160
Fair Value Total	15,070
Maturity by period, less than 1 year	6,010
Maturity by period, 1 to 5 years	9,060
Corporate securities
Debt Securities, Available-for-sale [Line Items]
Cost Total	32,570
Unrealized gains / (losses)	80
Fair Value Total	32,650
Maturity by period, less than 1 year	29,640
Maturity by period, 1 to 5 years	3,010
Term deposits
Debt Securities, Available-for-sale [Line Items]
Cost Total	1,910
Unrealized gains / (losses)	0
Fair Value Total	1,910
Maturity by period, less than 1 year	680
Maturity by period, 1 to 5 years	$ 1,230